Stock-Based Compensation - Stock Option Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees And Non-Employee Members Of Board Of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense not yet recognized					$ 20,263
Weighted average period of compensation expense not yet recognized					2 years 3 months 29 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 1,136	$ 2,834	$ 4,289	$ 8,436	$ 11,607	$ 13,648	$ 16,695
Stock Options | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	16	1,387	795	4,314	5,973	7,222	7,126
Stock Options | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation expense	$ 1,120	$ 1,447	$ 3,494	$ 4,122	$ 5,634	$ 6,426	$ 9,569